DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt

(In thousands)	Maturity Date	As of December 31, 2024	As of December 31, 2023
2022 Term Loan	July 2026	$153,125	$161,875
Note Payable	May 2024	830	968
2022 Revolving Credit Facility	July 2026	15,000	—
Unamortized debt issuance costs		(2,339)	(3,050)
Net carrying amount		$166,616	$159,793
Less: Current portion of long-term debt		(29,479)	(8,529)
Total long-term portion		$137,137	$151,264

Schedule of Maturities of Long-Term Debt
Scheduled maturities under the Company’s 2022 Credit Agreement and the Note Payable as of December 31, 2024 are as follows:
(In thousands)

Year Ending December 31,
2025	$31,142
2026	137,813
2027	—
2028	—
2029	—
Total unpaid principal	$168,955